Pension And Other Postretirement Employee Benefits (OPEB) Plans (Target Allocation) (Detail) - Pension Plan [Member] - Successor	Dec. 31, 2016
Minimum [Member] | Fixed income securities: Fixed Income [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation Range	74.00%
Minimum [Member] | Equity Securities: US [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation Range	8.00%
Minimum [Member] | Equity securities: International [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation Range	6.00%
Maximum [Member] | Fixed income securities: Fixed Income [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation Range	86.00%
Maximum [Member] | Equity Securities: US [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation Range	14.00%
Maximum [Member] | Equity securities: International [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation Range	12.00%